--------------------------------
                                  ANNUAL REPORT
                        --------------------------------
                                January 31, 2001
                        --------------------------------




                                   Value Line
                                   Aggressive
                                  Income Trust





                                     [LOGO]

                                   Value Line
                                    No-Load
                                     Mutual
                                     Funds

Value Line Aggressive Income Trust

                                                    To Our Value Line Aggressive
--------------------------------------------------------------------------------

To Our Shareholders:

The last year was a very challenging one for high yield bonds. The lack of liquidity in this sector, particularly last fall, caused some of the greatest losses this investment category has seen since the last recession. Poor earnings performance in the Telecommunications sector, which accounts for the largest percentage of issuance in the high yield universe, was also a major contributing factor to high yield woes in 2000. While bankruptcies only picked up slightly last year (6.1% on a twelve months trailing basis), Moody's is predicting a significant acceleration of this trend over the next six to twelve months. It forecasts that corporate defaults in the U.S. could top 10% this year. There are several reasons for this, including above-average amounts of debt issued by corporations during the 1997 to 1998 period and the likelihood of continued weakness in the Telecommunications sector. Moreover, bankruptcies historically peak in the third year after issuance of bonds.

Given the shifting winds of the high yield environment, we spent much of last fall significantly restructuring the Aggressive Income Trust's portfolio to better weather the current economic slowdown. We have improved the credit quality of the portfolio and reduced our exposure to the volatile Telecommunications sector. Energy is currently one of the Trust's largest sector weightings, but overall, the portfolio is significantly more diversified. This should help performance during the uncertain economic environment ahead.

According to Lehman Brothers, spreads on the weakest credits have begun to significantly narrow relative to Treasuries. This trend started after the Federal Reserve began to ease monetary policy in January. Given the easier monetary stance and the possibility of some sort of tax cut, it is quite possible that there will be better times ahead for the high-yield sector and we look forward to a year where returns could compete very well with those offered by equity securities.


                                                   Sincerely,


                                                   /s/ Jean Bernhard Buttner
                                                   Jean Bernhard Buttner
                                                   Chairman and President

February 27, 2001


--------------------------------------------------------------------------------
2

                                              Value Line Aggressive Income Trust


Income Trust Shareholders
--------------------------------------------------------------------------------

Economic Observations

The domestic economy is still faltering as we make our way through the first half of 2001. Evidence of this weaker business tone can be found in the most recent figures on manufacturing, factory usage, and employment. Overall, we estimate that the economy will show just nominal growth through the opening half of 2001. Thereafter, we would expect the rate of growth to quicken somewhat, with GDP increases averaging a bit over 3% during the second half of the year.

Inflationary  pressures,  meanwhile,  continue  to be held in check for the most part, with sustained moderate increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, some short-term increases in cost pressures could evolve over the next few quarters, particularly if oil prices resume their upward climb in response to reduced energy production worldwide. The prospect of several quarters of muted growth, at best, however, should help to contain energy consumption, thereby helping to keep oil and gas prices from escalating in the months ahead.

Meanwhile, the Federal Reserve, taking note of the current deterioration in the economy has been reducing interest rates aggressively since January. The Fed's objective in lowering interest rates at this time is to give the economy the shot in the arm it needs to reduce the odds that we will slip into a recession. Indeed, we believe that the Fed will continue to reduce rates over the next couple of months until the threat of a recession passes, or if one should still develop, to ensure that it is brief and mild.


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                                                                               3

Value Line Aggressive Income Trust

--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Aggressive Income Trust to that of the Lehman Brothers Aggregate Bond Index. The Value Line Aggressive Income Trust is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                   VALUE LINE AGGRESSIVE INCOME TRUST AND THE
                      LEHMAN BROTHERS AGGREGATE BOND INDEX*



                                    [CHART]



                   (Period covered is from 2/1/91 to 1/31/01)

Performance Data:**
                                1 year ended      5 years ended   10 years ended
                                  12/31/00          12/31/00         12/31/00
                                ------------------------------------------------
Average Annual Total Return**      -23.65%            1.51%            7.69%

                                1 year ended      5 years ended   10 years ended
                                   1/31/01           1/31/01          1/31/01
                                ------------------------------------------------
Average Annual Total Return**      -19.14%            2.22%            8.16%

--------------------------------------------------------------------------------
* The Lehman Brothers Aggregate Bond Index is representative of the broad fixed-income market. It includes government, investment-grade corporate, and mortgage-backed bonds. The returns for the Index do not reflect expenses, which are deducted from the Trust's returns.

** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------
4

                                                                      Value Line Aggressive Income Trust


Schedule of Investments                                                                 January 31, 2001
--------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                                       Value
--------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS & NOTES (6.4%)

               AUTO PARTS (0.9%)

 $ 1,500,000   Tower Automotive, Inc. Senior Subordinated Notes 5%, (each note is convertible to 38.6399 shares of Common Stock at any time) 8/1/04.........  $ 1,119,375
                                                                                             -----------

               COMPUTER & PERIPHERALS (1.4%)

   1,000,000   Adaptec, Inc. Senior Subordinated Notes 4 3/4%, (each note is
                 convertible to 19.3573 shares of Common Stock at any time) 2/1/04.........      828,750
   1,000,000   Quantum Corp. Senior Subordinated Notes 7%, (each note is convertible to 21.59 shares of Quantum Corp.-- DLT Storage and 10.79 shares of
                 Quantum Corp.-- Hard Disk Drive Common Stock at any time) 8/1/04..........      797,500
                                                                                             -----------
                                                                                               1,626,250
                                                                                             -----------

               MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.6%)

   1,000,000   Checkpoint Systems, Inc. Subordinated Debentures 5 1/4%, (each debenture
                 is convertible to 54.4218 shares of Common Stock at anytime) 11/1/05......      705,000
                                                                                             -----------

               MEDICAL SERVICES (0.7%)

   1,000,000   Omnicare, Inc. Subordinated Debentures 5%, (each debenture is convertible
                 to 25.2530 shares of Common Stock at anytime) 12/1/07.....................      820,000
                                                                                             -----------

               PETROLEUM--PRODUCING (0.6%)

   1,000,000   Lomak Petroleum, Inc. Subordinated Debentures 6%, (each debenture is
                 convertible to 51.9480 shares of Common Stock at anytime) 2/1/07..........      731,250
                                                                                             -----------

               TELECOMMUNICATION EQUIPMENT (1.3%)

   1,500,000   Efficient Networks, Inc., Subordinated Notes 5%, (each note is convertible
                 to 5.5249 shares of Common Stock at any time) 3/15/05.....................      890,625
   2,000,000   Terayon Communications Systems, Inc. Subordinated Notes 5%, (each note
                 convertible to 11.9033 shares of Common Stock at any time) 8/1/07.........      595,000
                                                                                             -----------
                                                                                               1,485,625
                                                                                             -----------

               TELECOMMUNICATION SERVICES (0.9%)

   1,000,000   Covad Communications Group, Inc. Senior Subordinated Notes 6%, (each note is
                 convertible to 56.2588 shares of Common Stock at any time) 9/15/05 (1)....      345,000
   1,000,000   Gilat Satellite Network, Ltd. Subordinated Notes 4 1/4%, (each note is
                 convertible to 5.371 shares of Common Stock at anytime) 3/15/05...........      693,750
                                                                                             -----------
                                                                                               1,038,750
                                                                                             -----------
               TOTAL CONVERTIBLE BONDS & NOTES (Cost $7,520,272) ..........................    7,526,250
                                                                                             -----------


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                                                                               5

Value Line Aggressive Income Trust

Schedule of Investments
--------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                                       Value
--------------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (72.7%)

               ADVERTISING (3.5%)

 $ 2,000,000   Adams Outdoor Advertising, Ltd., Senior Notes, 10 3/4%, 3/15/06.............  $ 2,040,000
   2,000,000   Lamar Media Corp., Senior Sub. Notes, 8 5/8%, 9/15/07.......................    2,055,000
                                                                                             -----------
                                                                                               4,095,000

               AIR TRANSPORT (1.0%)

   1,200,000   United Air Lines, Inc., Debentures, 9 1/8%, 1/15/12.........................    1,212,916
                                                                                             -----------

               AUTO PARTS--(2.0%)

   1,000,000   Collins & Aikman Products Co., Notes, 11.500%, Guaranteed Senior
                 Subordinated Notes, 4/15/06...............................................      890,000
   2,000,000   Mascotech, Inc., Senior Subordinated Debentures 4 1/2%, 12/15/03............    1,440,000
                                                                                             -----------
                                                                                               2,330,000
                                                                                             -----------

               AUTO PARTS--REPLACEMENT (0.5%)

   1,000,000   Tenneco Automotive, Inc., Senior Subordinated Notes, Series "B",
                 11 5/8%, 10/15/09 ........................................................      530,000
                                                                                             -----------

               CABLE TV (5.5%)
   1,000,000   Comcast UK Cable Partners, Ltd. Senior Discount Debentures, 11.20%, 11/15/07      950,000
   1,000,000   Knology Holdings, Inc., Senior Discount Notes, (zero coupon until 10/15/02,
                 11 7/8% thereafter) 10/15/07..............................................      280,000
   1,000,000   MediaCom LLC, Senior Notes 9 1/2%, 1/15/13 (1)..............................    1,010,000
   1,000,000   Metromedia Fiber Network, Inc., Senior Notes, 10%, 12/15/09.................      930,000
   1,530,000   Ono Financial PLC, Guaranteed Notes, 13%, 5/1/09............................    1,361,700
   2,000,000   RCN Corp. Senior Notes, 10 1/8%, 1/15/10....................................    1,100,000
   2,000,000   RCN Corp. Senior Discount Notes, (zero coupon until 10/15/02,
                 11 1/8% thereafter) 10/15/07..............................................      750,000
                                                                                             -----------
                                                                                               6,381,700
                                                                                             -----------

               CHEMICAL--BASIC (3.1%)

   1,750,000   Hercules, Inc., Senior Notes, 11 1/8%, 11/15/07 (1).........................    1,680,000
   1,000,000   ISP Holdings, Inc. Senior Notes Series "B", 9 3/4%, 2/15/02.................      925,000
   1,000,000   Lyondell Chemical Co. Senior Subordinated Notes, 10 7/8%, 5/1/09............    1,002,500
                                                                                             -----------
                                                                                               3,607,500
                                                                                             -----------

               COMPUTER PERIPHERALS (0.8%)

   1,000,000   Seagate Technology, Inc., Guaranteed Senior Subordinated Notes,
                 12 1/2%, 11/15/07 (1).....................................................      992,500
                                                                                             -----------


--------------------------------------------------------------------------------
6

                                                                      Value Line Aggressive Income Trust


                                                                                        January 31, 2001
--------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                                       Value
--------------------------------------------------------------------------------------------------------

               COMPUTER SOFTWARE SERVICES (1.1%)

   $ 500,000   Comdisco, Inc., Senior Notes, 6%, 1/30/02...................................    $ 422,500
   1,000,000   Comdisco, Inc., Senior Notes, 9 1/2%, 8/30/03...............................      830,000
                                                                                             -----------
                                                                                               1,252,500
                                                                                             -----------

               DIVERSIFIED COMPANIES (1.3%)

   1,000,000   Blount, Inc., Guaranteed Senior Notes, 7%, 6/15/05..........................      750,000
   1,000,000   Maxxam Group Holdings, Inc., Senior Secured Notes, 12%, 8/1/03..............      800,000
                                                                                             -----------
                                                                                               1,550,000
                                                                                             -----------

               ENTERTAINMENT (2.5%)

     500,000   Benedek Communications Corp., Senior Sub. Discount Notes,
                 (zero coupon until 5/15/01, 13 1/4% thereafter) 5/15/06...................      380,000
   1,000,000   Big City Radio, Inc., Senior Discount Notes,
                 (zero coupon until 3/15/01, 11 1/4% thereafter) 3/15/05...................      470,000
   1,000,000   Pegasus Communications Corp., Senior Notes, 9 3/4%, 12/1/06.................      990,000
   1,000,000   Star Choice Communications, Inc., Senior Secured Notes, 13%, 12/15/05.......    1,090,000
                                                                                             -----------
                                                                                               2,930,000
                                                                                             -----------

               ENVIRONMENTAL (2.5%)

   1,000,000   Allied Waste North America, Inc., Senior Notes, Series "B", 7 7/8%, 1/1/09..      960,000
   1,000,000   Allied Waste North America, Inc., Senior Secured Notes,
                 Series "B", 8 7/8%, 4/1/08 (1)............................................    1,012,500
   1,000,000   Browning-Ferris Industries, Inc., Debentures, 9 1/4%, 5/1/21................      915,647
                                                                                             -----------
                                                                                               2,888,147
                                                                                             -----------

               FOREIGN TELECOMMUNICATIONS (1.1%)

   1,000,000   Alamosa Holdings Inc., Senior Discount Notes,
                 (zero coupon until 2/15/05, 11 7/8%, thereafter) 2/15/10..................      555,000
   2,000,000   Dolphin Telecom PLC, Senior Discount Notes,
                 (zero coupon until 6/1/03, 11 1/2% thereafter), 6/1/08....................      210,000
   1,000,000   Viatel, Inc., Senior Discount Notes,
                 (zero coupon until 4/15/03, 12 1/2% thereafter) 4/15/08...................      135,000
     500,000   World Access, Inc., Senior Notes, 13 1/4%, 1/15/08..........................      340,000
                                                                                             -----------
                                                                                               1,240,000
                                                                                             -----------

               GROCERY (1.6%)

   1,000,000   Fleming Companies, Inc., Senior Notes, 6 5/8%, 12/15/01......................      995,000
   1,000,000   Fleming Companies, Inc., Senior Subordinated Notes, Series "B",
                 10 1/2%, 12/1/04 ..........................................................      870,000
                                                                                              -----------
                                                                                                1,865,000
                                                                                              -----------


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust


Schedule of Investments
--------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                                       Value
--------------------------------------------------------------------------------------------------------

               HEALTHCARE INFORMATION SYSTEMS (1.8%)

 $ 1,000,000   HealthSouth Corp., Senior Subordinated Notes, 10 3/4%, 10/1/08 (1)..........  $ 1,066,655
   1,000,000   IASIS Healthcare Corp., Senior Subordinated Notes, 13%, 10/15/09............    1,085,000
                                                                                             -----------
                                                                                               2,151,655
                                                                                             -----------

               HOME BUILDING (3.4%)

   1,000,000   Dell Webb Corp., Senior Subordinated Debentures, 9 3/4%, 1/15/08............      960,000
   1,000,000   D.R. Horton, Inc., Guaranteed Senior Notes, 8%, 2/1/09......................      980,000
   1,000,000   Hovnanian K. Enterprises Inc., Guaranteed Senior Notes, 10 1/2%,
                 10/01/07 (1) .............................................................      985,000
   1,000,000   Standard Pacific Corp., Senior Notes, 9 1/2%, 9/15/10.......................    1,030,000
                                                                                             -----------
                                                                                               3,955,000
                                                                                             -----------

               HOTEL/GAMING (5.3%)

   1,000,000   Aladdin Gaming Holdings, Senior Discount Notes, Series "B",
                 (zero coupon until 3/1/03, 13 1/2% thereafter) 3/1/10.....................      422,500
   1,000,000   Hilton Hotels Corp., Senior Notes, 7.95%, 4/15/07...........................    1,014,693
   1,000,000   Hilton Hotels Corp., Senior Notes, 7 1/2%, 12/15/17.........................      906,428
   1,000,000   John Q. Hammons Hotels, 1st Mortgage Notes, 8 7/8%, 2/15/04.................      960,000
   1,000,000   Meristar Hospitality Corp. Senior Notes 9%, 1/15/08 (1).....................    1,010,000
   2,000,000   Sun International Hotels, Ltd., Senior Subordinated Notes, 9%, 3/15/07......    1,920,000
                                                                                             -----------
                                                                                               6,233,621
                                                                                             -----------

               INDUSTRIAL SERVICES (3.7%)

   2,500,000   Foster Wheeler Corp., Notes, 6 3/4%, 11/15/05...............................    1,723,572
   1,000,000   McDermott, Inc., Notes, 9 3/8%, 3/15/02.....................................      896,444
   2,000,000   Navistar International, Senior Subordinated Notes, 8%, 2/1/08...............    1,710,000
                                                                                             -----------
                                                                                               4,330,016
                                                                                             -----------

               INTERNET (1.0%)

   1,000,000   Exodus Communications, Inc., Senior Notes, 11 5/8% 7/15/10..................      985,000
   1,000,000   North Point Communications, Inc., Senior Notes, 12 7/8%, 2/15/10 (2)(4).....      140,000
                                                                                             -----------
                                                                                               1,125,000
                                                                                             -----------

               MACHINERY (1.5%)

   1,000,000   Terex Corp., Senior Sub. Notes, Series "D" 8 7/8%, 4/1/08...................      910,000
   1,000,000   United Rentals, Inc., Senior Subordinated Debentures Series "B",
                 9 1/4%, 1/15/09 ..........................................................      890,000
                                                                                             -----------
                                                                                               1,800,000
                                                                                             -----------


--------------------------------------------------------------------------------
8

                                                                      Value Line Aggressive Income Trust


                                                                                        January 31, 2001
--------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                                       Value
--------------------------------------------------------------------------------------------------------

               NATURAL GAS--DIVERSIFIED (0.9%)

 $ 1,000,000   Vintage Petroleum, Inc., Senior Subordinated Notes, 9 3/4%, 6/30/09.........  $ 1,080,000
                                                                                             -----------

               OILFIELD  SERVICES/EQUIPMENT (2.4%)

     750,000   Compagnie Generale de Geophysics, Inc.,
                 Senior Subordinated.  Notes, 10 5/8%, 11/15/07 (1)........................      787,500
   1,570,000   Grey Wolf, Inc., Senior Secured Notes, 8 7/8%, 7/1/07.......................    1,566,075
     500,000   R & B Falcon Corp., Senior Notes, Series "B", 6.95%, 4/15/08................      487,500
                                                                                             -----------
                                                                                               2,841,075
                                                                                             -----------

               PACKAGING & CONTAINER (0.8%)

   1,000,000   Tekni-Plex, Inc., Senior Sub. Notes, 12 3/4%, 6/15/10.......................      945,000
                                                                                             -----------

               PAPER & FOREST PRODUCTS (0.9%)

   1,000,000   Repap New Brunswick, Inc., First Priority Senior Secured Notes, 9%, 6/1/04..    1,037,500
                                                                                             -----------

               PETROLEUM--PRODUCING (6.4%)

   1,000,000   Abraxas Petroleum Corp., Senior Secured.  Notes, Series "A" 11 1/2%, 11/1/04      885,000
   1,000,000   Belden & Blake Corp., Senior Subordinated Notes, Series "B", 9 7/8%, 6/15/07      855,000
   2,000,000   Denbury Management, Inc, Senior Subordinated Notes, 9%, 3/1/08..............    1,775,000
   1,000,000   Ferrellgas Partners LP, Senior Subordinated Secured Notes,
                 Series "B", 9 3/4%, 6/15/06...............................................      970,000
   1,000,000   Lomak Petroleum, Inc, Senior Subordinated Notes, 8 3/4%, 1/15/07............      975,000
   1,000,000   Pennzoil Quaker State Co., Senior Subordinated Notes, 8.65%, 12/1/02........    1,014,227
   1,000,000   Tesoro Petroleum Corp., Senior Subordinated Notes, Series "B", 9%, 7/1/08...    1,001,250
                                                                                             -----------
                                                                                               7,475,477
                                                                                             -----------

               R.E.I.T. (0.9%)

   1,000,000   LNR Property Corp., Senior Subordinated Notes, 10 1/2%, 1/15/09.............    1,000,000
                                                                                             -----------

               RECREATION (1.0%)

   1,500,000   Polaroid Corp., Notes, Series "A", 6 3/4%, 1/15/02..........................    1,140,000
                                                                                             -----------

               RESTAURANT (0.7%)

   1,000,000   Carrols Corp. Guaranteed, Senior Subordinated Notes, 9 1/2%, 12/1/08........      830,000
                                                                                             -----------

               RETAIL STORE (3.0%)

   2,400,000   J.C. Penney, Inc., Debentures, 6%, 5/1/05...................................    1,620,979
   1,000,000   Kmart Corp., Debentures, 12 1/2%, 3/1/05....................................    1,012,926
   1,000,000   Tommy Hilfiger USA, Inc., Guaranteed Notes, 6 1/2%, 6/1/03..................      901,670
                                                                                             -----------
                                                                                               3,535,575
                                                                                             -----------


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust


Schedule of Investments
--------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                                       Value
--------------------------------------------------------------------------------------------------------

               SEMICONDUCTOR (0.2%)

   $ 250,000   Fairchild Semiconductor Corp. Senior Subordinated Notes, 10 1/2%, 2/1/09 (1)   $  254,375
                                                                                             -----------

               TELECOMMUNICATIONS EQUIPMENT (2.0%)

     500,000   Crown Castle International Corp., Senior Notes, 10 3/4%, 8/1/11.............      535,000
   2,000,000   Williams Communications Group, Inc., Senior Notes, 10 7/8%, 10/1/09.........    1,800,000
                                                                                             -----------
                                                                                               2,335,000
                                                                                             -----------

               TELECOMMUNICATION SERVICES (7.3%)

   1,400,000   Century Communications Corp. Senior Notes, 8 3/8%, 12/15/07.................    1,302,000
   1,000,000   Century Communications Corp., Senior Notes, 9 3/4%, 2/15/02.................    1,012,500
   1,220,000   Concentric Network Corp., Senior Notes, 12 3/4%, 12/15/07...................    1,159,000
   1,000,000   DTI Holdings Inc., Senior Discount Notes, Series "B",
                 (zero coupon until 3/1/03, 12 1/2% thereafter) 3/1/08.....................      370,000
     500,000   Dobson/Sygnet Communications, Senior Notes, 12 1/4%, 12/15/08...............      528,750
   1,025,000   McLeodusa, Inc., Senior Notes, 9 1/2%, 11/1/08..............................    1,004,500
   1,000,000   McLeodusa, Inc., Senior Notes, 11 1/2%, 5/1/09..............................    1,040,000
   1,000,000   Millicom International Cellular SA, Senior Notes,
                 (zero coupon until 6/1/01, 13 1/2% thereafter) 6/1/06.....................      870,000
     500,000   SBA Communications Corp., Senior Notes, 10 1/4%, 2/1/09 (1).................      505,000
   1,000,000   Winstar Communications, Inc., Senior Notes, 12 3/4%, 4/15/10................      790,000
                                                                                             -----------
                                                                                               8,581,750
                                                                                             -----------

               TEXTILE (1.0%)

   1,500,000   WestPoint Stevens, Inc., Senior Notes, 7 7/8%, 6/15/05......................    1,162,500
                                                                                             -----------

               TRUCKING/TRANSPORTATION LEASING (0.9%)

   1,000,000   Transtar Holdings LP.,
                 Senior Discount Notes Series "B", 13 3/8%, 12/15/03.......................    1,005,000
                                                                                             -----------

               WIRELESS NETWORKING (1.1%)

   1,500,000   AMSC Acquisition Inc., Senior Notes, 12 1/4%, 4/1/08........................      735,000
   1,000,000   Spectrasite Holdings Inc., Senior Discount Notes, Series "B",
                 (zero coupon until 3/15/05, 10 7/8% thereafter) 3/15/10...................      602,500
                                                                                             -----------
                                                                                               1,337,500
                                                                                             -----------
               TOTAL CORPORATE BONDS & NOTES (Cost $84,807,159) ...........................   85,031,307
                                                                                             -----------


--------------------------------------------------------------------------------
10

                                                                      Value Line Aggressive Income Trust


                                                                                        January 31, 2001
--------------------------------------------------------------------------------------------------------
     Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (0.6%)

               CABLE TV (0.3%)

       5,000   Unitedglobalcom, Inc. Series "C", Par $50 (each share is convertible to
                 1.1862 shares of Common Stock @ $42.15), 7%, 12/31/49 (1).................  $   128,750
      10,000   Unitedglobalcom, Inc. Series "D", Par $50 (each share is convertible to
                 .7838 shares of Common Stock @ $63.79), 7%, 12/31/49......................      207,031
                                                                                             -----------
                                                                                                 335,781
                                                                                             -----------

               INTERNET (0.1%)

      10,000   Psinet, Inc., Series "C", Par $50 (each share is convertible to
                 1.6034 shares of Common Stock @ $31.1837), 6 3/4%, 12/31/49...............       65,000
      15,000   Psinet, Inc., Series "D", Par $50 (each share is convertible to
                 .9352 shares of Common Stock @ 53.465), 7%, 12/31/49 (1)..................       50,625
                                                                                             -----------
                                                                                                 115,625
                                                                                             -----------

               PETROLEUM--PRODUCING (0.2%)

      10,000   Nuevo Energy Co., Series "A", Par $50 (each share is convertible to
                 0.8421 shares of Common Stock @ $59.375), 5 3/4%, 12/15/26................      270,000
                                                                                             -----------
               TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,209,525) .......................      721,406
                                                                                             -----------

PREFERRED STOCKS (1.4%)

               ENTERTAINMENT (1.0%)

           1   Granite Broadcasting Corp., 12 3/4%, each share is exchangeable one for one
                 into Debentures, Par $1,000, 4/1/09 (3)...................................           95
       1,125   Paxson Communications Corp., 12 1/2%, each share is exchangeable one for one
                 into Debentures, Par $1,000, 10/31/06 (3).................................    1,113,750
                                                                                             -----------
                                                                                               1,113,845
                                                                                             -----------

               TELECOMMUNICATION SERVICES (0.4%)

       1,131   e.Spire Communications, Inc., 12 3/4%, each share is exchangeable one for
                 one into Debentures, Par $1,000, 10/15/09 (3).............................       67,860
      10,469   XO Communications, Inc., 14%, each share is exchangeable one for one
                 into Debentures, Par $ 50, 2/1/09 (3).....................................      397,822
                                                                                             -----------
                                                                                                 465,682
                                                                                             -----------
               TOTAL PREFERRED STOCKS (Cost $1,965,379) ...................................    1,579,527
                                                                                             -----------


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Schedule of Investments
--------------------------------------------------------------------------------------------------------
     Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------

COMMON STOCKS (1.1%)

               COMPUTER & PERIPHERALS (0.1%)

       2,000   Gateway, Inc. (2)...........................................................  $    42,480
       3,000   Unisys Corp. (2)............................................................       51,450
                                                                                             -----------
                                                                                                  93,930
                                                                                             -----------

               COMPUTER SOFTWARE SERVICES (0.0%)

       4,000   General Magic, Inc. (2).....................................................        9,875
       1,500   Network Associates, Inc. (2)................................................       11,344
                                                                                             -----------
                                                                                                  21,219
                                                                                             -----------

               DRUG (0.0%)

       5,000   NBTY, Inc.(2)...............................................................       29,844
                                                                                             -----------

               ELECTRICAL EQUIPMENT (0.1%)

       3,000   AVX Corp. ..................................................................       65,580
                                                                                             -----------

               ELECTRONICS (0.1%)

       3,000   Kemet Corp. (2).............................................................       69,000
                                                                                             -----------

               ENTERTAINMENT (0.0%)

       3,000   Spanish Broadcasting System, Inc., Class "A" (2)............................       16,500
                                                                                             -----------

               FOREIGN TELECOMMUNICATIONS/ENTERTAINMENT (0.1%)

       1,500   Konnklijke Philips Electronics NV...........................................       57,300
                                                                                             -----------

               FOREIGN TELECOMMUNICATIONS (0.0%)

       6,000   World Access, Inc. (2)......................................................       21,750
                                                                                             -----------

               HOME APPLIANCE (0.1%)

       2,000   Black & Decker Corp. .......................................................       89,500
                                                                                             -----------

               INDUSTRIAL SERVICES (0.1%)

       8,000   Foster Wheeler Corp. .......................................................       66,400
       2,500   Modis Professional Services, Inc. (2).......................................       16,250
                                                                                             -----------
                                                                                                  82,650
                                                                                             -----------

               MACHINERY (0.1%)

       4,000   Astec Industries, Inc. (2)..................................................       57,000
                                                                                             -----------


--------------------------------------------------------------------------------
12

                                                                      Value Line Aggressive Income Trust


                                                                                        January 31, 2001
--------------------------------------------------------------------------------------------------------
     Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------

               OFFICE EQUIPMENT & SUPPLIES (0.0%)

       4,000   OfficeMax, Inc. (2).........................................................  $    14,840
                                                                                             -----------

               OILFIELD SERVICES/EQUIPMENT (0.1%)

       2,500   Rowan Companies, Inc. (2)...................................................       68,250
                                                                                             -----------

               OTHER (0.1%)

       4,000   OMI Corp. (2)...............................................................       23,640
       5,000   Radiologix, Inc. (2)........................................................       26,250
       3,000   Springs Industries, Inc. ...................................................      106,140
                                                                                             -----------
                                                                                                 156,030
                                                                                             -----------

               RECREATION (0.0%)

       1,500   Concord Camera Corp. (2)....................................................       19,781
       5,000   Polaroid Corp. .............................................................       34,750
                                                                                             -----------
                                                                                                  54,531
                                                                                             -----------

               SEMICONDUCTOR (0.1%)

       2,500   Alliance Semiconductor Corp. (2)............................................       39,844
       6,000   ESS Technology, Inc..(2)....................................................       44,625
       2,000   Zoran Corp. (2).............................................................       35,500
                                                                                             -----------
                                                                                                 119,969
                                                                                             -----------

               SHOE (0.0%)

       4,000   Madden Steven, Ltd..(2).....................................................       43,500
                                                                                             -----------

               TELECOMMUNICATION EQUIPMENT (0.0%)

       2,000   California Amplifier, Inc. (2)..............................................       27,375
       3,000   Tut Systems, Inc. (2).......................................................       23,625
                                                                                             -----------
                                                                                                  51,000
                                                                                             -----------

               TELECOMMUNICATION SERVICES (0.1%)

       6,001   Advanced Radio Telecom Corp. (2)............................................       14,252
      17,657   GST Telecommunications, Inc. (2)............................................          353
       5,000   Motient Corp. (2)...........................................................       25,000
       1,023   Unitedglobalcom, Inc. Class "A".............................................       18,734
                                                                                             -----------
                                                                                                  58,339
                                                                                             -----------

               TRUCKING/TRANSPORTATION LEASING (0.0%)

       1,500   United Rentals, Inc. (2)....................................................       25,935
                                                                                             -----------


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust


Schedule of Investments
--------------------------------------------------------------------------------------------------------
   Shares and
    Warrants                                                                                     Value
--------------------------------------------------------------------------------------------------------

               WIRELESS NETWORKING (0.0%)

       2,000   Sawtek, Inc. (2)............................................................  $    55,375
                                                                                             -----------

               TOTAL COMMON STOCKS (Cost $1,551,204) ......................................    1,252,042
                                                                                             -----------

WARRANTS (0.0%)

               FOREIGN TELECOMMUNICATION (0.0%)

       2,095   Ionica Group PLC (to purchase 34.7 shares of Common Stock,
                 @(pound).10/share, expires 8/15/06) (2)...................................           21
                                                                                             -----------

               HOTEL/GAMING (0.0%)

      10,000   Aladdin Gaming Enterprises, Inc. (to purchase 10 shares of Common Stock
                 @ $.001/share, expires 3/1/10) (1) (2)....................................          100
                                                                                             -----------

               TELECOMMUNICATION SERVICES (0.0%)

      20,000   DTI Holdings, Inc. (to purchase 1.552 shares of Common Stock,
                 @ $.01/share, expires 3/1/08) (1) (2).....................................          200
                                                                                             -----------

               WIRELESS NETWORKING (0.0%)

       1,000   Motient Corp.  (to purchase 1.552 shares of Common Stock,
                 @ $.01/share, expires 3/1/08) (2).........................................       10,500
                                                                                             -----------

               TOTAL WARRANTS (Cost $168,150) .............................................       10,821
                                                                                             -----------

               TOTAL INVESTMENT SECURITIES (82.2%) (Cost $98,221,689) .....................   96,121,353
                                                                                             -----------


--------------------------------------------------------------------------------
14

                                                                      Value Line Aggressive Income Trust


                                                                                        January 31, 2001
--------------------------------------------------------------------------------------------------------
  Principal
    Amount                                                                                       Value
--------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT (15.0%)
   (including accrued interest)
 $ 5,500,000   Collateralized by $5,510,000 U.S. Treasury Notes 5 7/8% due 11/30/01,
                 with a value of $5,611,628 (with Morgan Stanley & Co.,
                 5.52%, dated 1/31/01, due 2/1/01 delivery value $5,500,843)...............  $ 5,500,843
   6,000,000   Collateralized by $5,770,000 U.S. Treasury Bonds 7 5/8% due 2/15/07,
                 with a value of $6,112,692 (with State Street Bank and Trust Co.,
                 5.55%, dated 1/31/01, due 2/1/01 delivery value $6,000,925)...............    6,000,925
   6,000,000   Collateralized by $4,153,000 U.S. Treasury Bonds 11 3/4% due 11/15/04,
                 with a value of $6,117,859 (with Warburg Dillon Read LLC,
                 5.40%, dated 1/31/01, due 2/1/01 delivery value $6,000,900)...............    6,000,900
                                                                                             -----------

               TOTAL REPURCHASE AGREEMENTS (Cost $17,502,668) .............................   17,502,668
                                                                                             -----------

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.8%) .....................................    3,299,871
                                                                                             -----------

NET ASSETS (100.0%) ....................................................................... $116,923,892
                                                                                             -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
   PER OUTSTANDING SHARE
   ($116,923,892 / 22,315,012 shares of beneficial interest outstanding) ..................        $5.24
                                                                                             -----------

(1) 144A Security where certain conditions for public sale may exist.
(2) Non-income producing security.
(3) PIK (Payment-in-kind). Dividend or interest payment is made with additional securities.
(4) Defaulted security.




See Notes to Financial Statements
--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Statement of Assets and Liabilities
at January 31, 2001
---------------------------------------------------------

                                                Dollars
                                             (In thousands
                                                except
                                               per share
                                                amount)
                                              ------------
Assets:
Investment securities, at value
  (cost--$98,222).............................  $ 96,121
Repurchase agreements
  (cost--$17,503) ............................    17,503
Cash..........................................        14
Receivable for securities sold................     3,193
Interest receivable ..........................     2,206
Receivable for trust shares sold .............       421
Dividend receivable...........................        27
                                                --------
    Total Assets .............................   119,485
                                                --------
Liabilities:
Payable for securities purchased .............     2,110
Dividends payable to shareholders ............       227
Payable for trust shares repurchased .........        70
Accrued expenses:
  Advisory fee ......................... .....        59
  Service and distribution plan fees payable .        23
  Other ......................................        72
                                                --------
    Total Liabilities ........................     2,561
                                                --------
Net Assets ...................................  $116,924
                                                --------
Net Assets:
Shares of beneficial interest, at $.01 par
  value (authorized unlimited,
  outstanding 22,315,012).....................  $    223
Additional paid-in capital ...................   177,473
Accumulated net realized loss
  on investments..............................  (58,671)
Unrealized net depreciation
  of investments .............................   (2,101)
                                                --------
    Net Assets ...............................  $116,924
                                                --------
Net Asset Value, Offering and
  Redemption Price, per Outstanding
  Share ($116,923,892 / 22,315,012
  shares of beneficial
  interest outstanding) ......................  $   5.24
                                                --------


Statement of Operations
for the Year Ended January 31, 2001


                                                Dollars
                                            (In thousands)
                                             ------------

Investment Income:
Interest......................................  $ 14,120
Dividend......................................       647
Other ........................................        76
                                                --------
    Total Income .............................    14,843
                                                --------
Expenses:
Advisory fee .................................       881
Service and distribution plan fee.............       161
Transfer agent fees ..........................        63
Auditing and legal fees ......................        38
Custodian fees  ..............................        38
Registration and filing fees .................        32
Printing, checks and stationary ..............        21
Trustees' fees and expenses ..................        21
Postage.......................................        16
Other ........................................        62
                                                --------
    Total Expenses before
      custody credits ........................     1,333
    Less: custody credits ....................        (9)
                                                --------
    Net Expenses .............................     1,324
                                                --------
Net Investment Income ........................    13,519
                                                --------
Realized and unrealized Loss
  on Investments
  Net realized loss...........................   (32,040)
  Net change in Net Unrealized
    Appreciation (Depreciation)...............    (5,787)
                                                --------
Net Realized Loss and Change in
  Net Unrealized Appreciation
  (Depreciation) on Investments ..............   (37,827)
                                                --------
Net Decrease in Net Assets
  from Operations ............................ $ (24,308)
                                                --------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                              Value Line Aggressive Income Trust


Statement of Changes in Net Assets
for the Years Ended January 31, 2001 and 2000
--------------------------------------------------------------------------------

                                                                              2001             2000
                                                                            ------------------------
                                                                                      Dollars
                                                                                  (In thousands)

Operations:
  Net investment income ...............................................     $ 13,519         $ 15,844
  Net realized loss on investments.....................................      (32,040)         (19,054)
  Change in net unrealized (depreciation) appreciation ................       (5,787)          14,971
                                                                             ------------------------
  Net increase (decrease) in net assets from operations................      (24,308)          11,761
                                                                             ------------------------

Distributions to Shareholders:
  Net investment income ...............................................      (13,519)         (15,942)
                                                                             ------------------------

Trust Share Transactions:
  Net proceeds from sale of shares ....................................      171,332          176,284
  Net proceeds from reinvestment of distribution to shareholders.......        9,639           10,772
                                                                             ------------------------
                                                                             180,971          187,056
  Cost of shares repurchased ..........................................     (195,806)        (188,094)
                                                                             ------------------------
  Net decrease in net assets from share transactions ..................      (14,835)          (1,038)
                                                                             ------------------------
Total Decrease in Net Assets ..........................................      (52,662)          (5,219)


Net Assets:
  Beginning of year ...................................................      169,586          174,805
                                                                             ------------------------
  End of year  ........................................................     $116,924         $169,586
                                                                             ------------------------



]See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Aggressive Income Trust


Notes to Financial Statements
--------------------------------------------------------------------------------

1  Significant Accounting Policies

Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) Repurchase Agreements. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Distributions. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.


--------------------------------------------------------------------------------
18

                                              Value Line Aggressive Income Trust


                                                                January 31, 2001
--------------------------------------------------------------------------------

(D) Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) Investments. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount, including original-issue discount required for federal income tax purposes on investments, is earned from settlement date and recognized on the accrual basis.

(F) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

The Fund estimates that the initial adjustment required upon adoption of premium and discount amortization will decrease the recorded cost of its investments (but not their market value) by approximately $96,000. Additionally, had this principle been in effect during the fiscal year ended January 31, 2001 the Fund estimates that net investment income would have decreased by less than 1(cent) per share, and realized and unrealized gain (loss) per share would have increased by the same amount.

2. Trust Share Transactions

Transactions in shares of beneficial interest in the Trust were as follows:

                                          Year Ended
                                          January 31,
                                      -----------------
                                        2001      2000
                                      -----------------
                                        (in thousands)
Shares sold ........................  27,956     24,277
Shares issued to shareholders
  in reinvestment of dividends .....   1,568      1,485
                                      -----------------
                                      29,524     25,762
Shares repurchased ................. (30,698)   (25,723)
                                      -----------------
Net (decrease) increase  ...........  (1,174)        39
                                      -----------------

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:
                                         Year Ended
                                      January 31, 2001
                                        ------------
                                       (in thousands)
PURCHASES:
  Investment Securities.............      $203,790
                                          --------
SALES:
  Investment Securities ............      $234,163
                                          --------

At January 31, 2001, the aggregate cost of investments in securities including repurchase agreements for federal income tax purposes was $115,965,094. The cost basis has been adjusted for deferral of wash sale losses of $240,737. The aggregate appreciation and depreciation of investments at January 31, 2001, based on a comparison of investment values and their costs for federal income tax purposes, was $3,417,673 and $5,758,746, respectively, resulting in a net depreciation of $2,341,073.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust


Notes to Financial Statements                                   January 31, 2001
--------------------------------------------------------------------------------

For federal income tax purposes, the Trust had a capital loss carryover at January 31, 2001 of $43,335,980, of which $2,386,247 will expire in 2003,
$2,530,550 in 2007,  $17,496,400 in 2008 and  $20,922,783 in 2009. To the extent future capital gains are offset by such capital losses, the Trust does not anticipate distributing any such gains to the shareholders.

During the year as permitted under federal income tax regulations, the Trust has elected to defer $15,095,195 of Post-October net capital losses to the next taxable year.

4. Investment Advisory Contract, Management Fees and Transactions With Affiliates

An advisory fee of $880,956 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the year ended January 31, 2001. This was computed at an annual rate of .75 of 1% per year on the first $100 million of the Trust's average daily net assets for the period, and .50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

At a special meeting of shareholders held on June 15, 2000, the shareholders approved the adoption of a Service and Distribution Plan (the "Plan") effective July 1, 2000. The Plan, adopted pursuant to Rule 12b-1 under the Investment
Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor") for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $161,030 were paid or payable to the Distributor under this Plan for the period July 1, 2000 to January 31, 2001.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust. At January 31, 2001, the Adviser and certain officers and Trustees owned 6,589 shares of beneficial interest in the Trust, representing less than 1% of the outstanding shares.



--------------------------------------------------------------------------------
20

                                              Value Line Aggressive Income Trust


Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                               Year Ended January 31,
                                              ---------------------------------------------------------
                                               2001        2000         1999        1998         1997
                                              -------     -------      -------     -------      -------
Net asset value, beginning of year ........    $ 7.22      $ 7.45       $ 8.66      $ 8.21       $ 7.64
                                              ----------------------------------------------------------

  Income from investment operations:
    Net investment income .................       .66         .73          .78         .72          .75
    Net gains or losses on securities
      (both realized and unrealized) ......     (1.98)       (.23)       (1.21)        .45          .57
                                              ----------------------------------------------------------
      Total from investment operations ....     (1.32)        .50         (.43)       1.17         1.32
                                              ----------------------------------------------------------

  Less distributions:
    Dividends from net investment income ..      (.66)       (.73)        (.78)       (.72)        (.75)
                                              ----------------------------------------------------------
  Net asset value, end of year ............    $ 5.24      $ 7.22       $ 7.45      $ 8.66       $ 8.21
                                              ----------------------------------------------------------
Total return ..............................    (19.14)%      7.16%       (5.13)%     14.97%       18.12%
                                              ----------------------------------------------------------

Ratios/Supplemental Data
Net assets, end of year (in thousands) ....  $116,924    $169,586     $174,805    $146,712      $83,765
Ratio of expenses to average net assets....      1.04%(2)     .82%(2)      .81%(1)     .95%(1)     1.10%(1)
Ratio of net investment income to
  average net assets.......................     10.61%      10.04%        9.81%       8.60%        9.70%
Portfolio turnover rate ...................       184%        154%         140%        251%         276%

(1) Before offset for custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.






See Notes to Financial Statements.
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                                                                              21

Value Line Aggressive Income Trust


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Value Line Aggressive Income Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Aggressive Income Trust (the "Trust") at January 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopersLLP
New York, New York
March 13, 2001



                 Federal Tax Status of Distributions (unaudited)

       For corporate taxpayers 1.10% of the ordinary income distributions paid during the calendar year 2000 quality for the corporate dividends received deductions.


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


                                              Value Line Aggressive Income Trust


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                                                                              23

Value Line Aggressive Income Trust


                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


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24

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64141-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036-2798

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

TRUSTEES              Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Bradley T. Brooks
                      Vice President
                      Bruce H. Alston
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Joseph Van Dyke
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).


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